Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Composition of Financial Assets

The following table details the composition of financial assets:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Receivables from financing activities	—	447
Fair value of derivatives financial instruments	2,795	—
Other non-current financial assets	1,044	887
Other non-current financial assets	3,839	1,334

Fair value of derivatives financial instruments	5,694	49
Other securities	27,908	27,168
Other current financial assets	33,602	27,217

Financial Assets	37,441	28,551

Summary of Analysis of Derivative Assets and Liabilities

The following table sets further the analysis of derivative assets and liabilities at December 31, 2022 and December 31, 2021.

	At December 31,		At December 31,
	2022		2021
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR thousand)
Non-Current financial assets
Interest Rate Swap - hedging instruments	2,795	2,795	—	—

Current financial assets
Foreign exchange forward contracts - not hedging instruments	1,658	1,658	49	49
Foreign exchange forward contracts - hedging instruments	849	849	—	—
Interest Rate Swap - hedging instruments	3,187	3,187	—	—

Current financial liabilities
Foreign exchange forward contracts - not hedging instruments	—	—	—	—
Interest Rate Swap - hedging instruments	—	—	1,681	1,681